Other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Miscellaneous current liabilities [abstract]
Payables in relation to social contributions	$ 435	$ 22	$ 452
Tax withholding payables	215	94	212
Payables due to management and employees	0	0	0
Other current payables	0	0	110
Total	$ 650	$ 116	$ 774